UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds
————————————
(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209
————————————————
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
Friedman, Billings, Ramsey Group, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209
——————————————————————————
(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments
January 31, 2006
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 88.8%
	Airlines — 1.5%
3,635	Southwest Airlines Co.	$59,832

	Audio and Video Equipment — 3.9%
3,122	Sony Corp. ADR	152,666

	Auto and Truck Parts — 0.9%
500	Magna International, Inc., Class A	37,000

	Banks - Regional — 3.8%
1,266	Bank of Montreal	75,581
411	Comerica, Inc.	22,798
577	Huntington Bancshares, Inc.	13,386
1,032	KeyCorp	36,522

		148,287

	Communications Services — 3.6%
5,369	AT&T, Inc.	139,326

	Computer Peripherals — 2.5%
1,650	Canon, Inc. ADR	99,363

	Construction Services — 1.8%
724	Lennar Corp., Class A	45,293
708	Toll Brothers, Inc.*	24,072

		69,365

	Electric Utilities — 4.5%
818	Constellation Energy Group, Inc.	47,665
1,493	Edison International	65,423
1,710	PG&E Corp.	63,800

		176,888

	Electronic Instruments and Controls — 1.1%
602	TDK Corp. ADR	43,783

	Food Processing — 2.4%
2,992	Archer Daniels Midland Co.	94,248

	Insurance - Accident and Health — 0.9%
347	Assurant, Inc.	15,934
874	UnumProvident Corp.	17,769

		33,703

	Insurance - Life — 7.4%
1,191	Genworth Financial, Inc., Class A	39,017
431	Lincoln National Corp.	23,502
1,914	MetLife, Inc.	96,006
709	Principal Financial Group, Inc.	33,436
1,278	Prudential Financial, Inc.	96,286

		288,247

	Insurance - Property and Casualty — 11.7%
815	ACE Ltd.	44,621
1,470	American International Group, Inc.	96,225
648	CNA Financial Corp.*	20,490
170	Everest Re Group Ltd.	16,431
636	Loews Corp.	62,767
307	Safeco Corp.	16,041
497	The Chubb Corp.	46,892
760	The Hartford Financial Services Group, Inc.	62,495
1,749	The St. Paul Travelers Companies, Inc.	79,370
27	White Mountains Insurance Group Ltd.	14,337

		459,669

	Investment Services — 3.6%
1,701	Morgan Stanley	104,526
282	The Bear Stearns Companies, Inc.	35,662

		140,188

	Iron and Steel — 3.8%
3,238	Mittal Steel Company N.V., Class A NYS	117,216
515	United States Steel Corp.	30,771

		147,987

	Metal Mining — 3.0%
866	Inco Ltd.	44,408
460	Phelps Dodge Corp.	73,830

		118,238

	Oil and Gas Operations — 18.0%
1,078	Anadarko Petroleum Corp.	116,230
1,509	Apache Corp.	113,975
1,680	Marathon Oil Corp.	129,142
1,502	Occidental Petroleum Corp.	146,760
2,065	Royal Dutch Shell PLC, Class A ADR	140,647
1,178	Sempra Energy	56,603

		703,357

	Railroads — 7.4%
721	Canadian Pacific Railway Ltd.	34,781
996	CSX Corp.	53,316
1,859	Norfolk Southern Corp.	92,653
1,214	Union Pacific Corp.	107,390

		288,140

	Retail - Specialty — 1.5%
1,200	Costco Wholesale Corp.	59,868

	Semiconductors — 5.5%
1,000	Freescale Semiconductor, Inc., Class A*	25,160
40	Freescale Semiconductor, Inc., Class B*	1,010
832	Kyocera Corp. ADR	73,549
2,832	Micron Technology, Inc.*	41,574
4,079	STMicroelectronics N.V. NYS	75,176

		216,469

	Total Common Stocks (Cost $3,229,191)	3,476,624

PAR

	REPURCHASE AGREEMENTS — 11.3%
$443,000	With Mizuho Securities, Inc. dated 1/31/06 at 4.34% to be repurchased at $443,053 on 2/1/06, collateralized by U.S. Treasury Bonds, interest rates ranging from 7.25% to 7.5%, maturities ranging from 5/15/16 to 11/15/16, total value $451,793 (Cost $443,000)	443,000

	Total Investments — 100.1% (Cost $3,672,191)	3,919,624
	Liabilities Less Other Assets — (0.1%)	(4,603)

	Net Assets — 100.0%	$3,915,021

*	Non-income producing security
ADR	American Depository Receipts
NYS	New York Shares
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Large Cap Financial Fund
Portfolio of Investments
January 31, 2006
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 95.8%
	Banks - Commercial — 16.3%
23,000	Comerica, Inc.	$1,275,810
1,000	Commerce Bancorp, Inc.	33,440
43,000	KeyCorp	1,521,770
8,000	North Fork Bancorporation, Inc.	205,760
19,000	SunTrust Banks, Inc.	1,357,550
4,000	UnionBanCal Corp.	268,360

		4,662,690

	Banks - Money Centers — 9.8%
24,000	Bank of America Corp.	1,061,520
22,000	Citigroup, Inc.	1,024,760
13,000	Wachovia Corp.	712,790

		2,799,070

	Banks - Regional — 11.9%
2,000	Fifth Third Bancorp	75,140
7,000	First Horizon National Corp.	265,090
95,000	Mitsubishi UFJ Financial Group, Inc. ADR	1,372,750
30,000	National City Corp.	1,025,400
7,000	Old National Bancorp	146,510
8,000	Regions Financial Corp.	265,440
10,000	Susquehanna Bancshares, Inc.	241,400

		3,391,730

	Financial Services — 22.2%
4,000	Capital One Financial Corp.	333,200
19,000	CIT Group, Inc.	1,013,460
13,000	Fannie Mae (Federal National Mortgage)	753,220
17,000	Freddie Mac (Federal Home Loan)	1,153,620
34,000	JP Morgan Chase & Co.	1,351,500
5,500	Merrill Lynch & Company, Inc.	412,885
10,000	Morgan Stanley	614,500
5,000	The Bear Stearns Companies, Inc.	632,300
800	The Goldman Sachs Group, Inc.	113,000

		6,377,685

	Insurance – Accident and Health — 2.6%
37,000	UnumProvident Corp.	752,210

	Insurance - Life — 11.2%
4,000	Conseco, Inc.*	97,480
20,000	Genworth Financial, Inc., Class A	655,200
6,000	Lincoln National Corp.	327,180
15,000	MetLife, Inc.	752,400
15,000	Principal Financial Group, Inc.	707,400
9,000	Prudential Financial, Inc.	678,060

		3,217,720

	Insurance – Property and Casualty — 5.5%
4,000	Cincinnati Financial Corp.	182,160
28,000	CNA Financial Corp.*	885,360
4,000	The Hartford Financial Services Group, Inc.	328,920
4,000	The PMI Group, Inc.	172,920

		1,569,360

	Savings and Loans - Savings Banks — 16.3%
57,000	Astoria Financial Corp.	1,641,600
25,000	Golden West Financial Corp.	1,765,500
33,000	Sovereign Bancorp, Inc.	719,400
7,000	Washington Mutual, Inc.	296,240
5,000	Webster Financial Corp.	235,500

		4,658,240

	Total Common Stocks (Cost $23,552,075)	27,428,705

PAR

	REPURCHASE AGREEMENTS — 3.1%
$874,000	With Mizuho Securities, Inc. dated 1/31/06 at 4.34% to be repurchased at $874,105 on 2/1/06, collateralized by U.S. Treasury Bonds, interest rates ranging from 7.25% to 7.5%, maturities ranging from 5/15/16 to 11/15/16, total value $891,348 (Cost $874,000)	874,000

	Total Investments — 98.9% (Cost $24,426,075)	28,302,705
	Other Assets Less Liabilities — 1.1%	307,626

	Net Assets — 100.0%	$28,610,331

*	Non-income producing security
ADR	American Depository Receipts

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Large Cap Technology Fund
Portfolio of Investments
January 31, 2006
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 91.2%
	Audio and Video Equipment — 3.1%
14,200	Sony Corp. ADR	$694,380

	Biotechnology and Drugs — 9.5%
4,975	ALTANA AG ADR	277,356
3,600	AmerisourceBergen Corp.	157,104
1,300	Barr Pharmaceuticals, Inc.*	85,254
12,055	Novartis AG ADR	664,954
6,550	Schering AG ADR	447,889
23,875	Schering-Plough Corp.	457,206

		2,089,763

	Capital Goods - Miscellaneous — 0.7%
1,700	Cummins, Inc.	165,410

	Communications Equipment — 6.8%
6,950	Comverse Technology, Inc.*	190,361
41,100	Motorola, Inc.	933,380
20,925	Nokia Oyj ADR	384,602

		1,508,343

	Communications Services — 4.8%
35,825	AT&T, Inc.	929,659
3,500	Telephone and Data Systems, Inc.	125,405

		1,055,064

	Computer Hardware — 2.2%
2,950	Apple Computer, Inc.*	222,755
2,080	International Business Machines Corp.	169,104
21,900	Sun Microsystems, Inc.*	98,550

		490,409

	Computer Peripherals — 5.9%
13,450	Canon, Inc. ADR	809,959
15,850	Hewlett-Packard Co.	494,203

		1,304,162

	Computer Services — 2.5%
6,400	Computer Sciences Corp.*	324,480
6,400	NCR Corp.*	237,760

		562,240

	Computer Storage Devices — 6.7%
66,875	EMC Corp.*	896,125
2,656	SanDisk Corp.*	178,908
15,475	Seagate Technology*	403,588

		1,478,621

	Electronic Instruments and Controls — 9.2%
12,200	Advantest Corp. ADR	374,784
13,240	Agilent Technologies, Inc.*	448,968
6,825	American Power Conversion Corp.	161,753
5,200	Arrow Electronics, Inc.*	178,672
4,975	Jabil Circuit, Inc.*	200,990
6,100	Molex, Inc.	184,525
32,600	Solectron Corp.*	124,532
4,775	TDK Corp. ADR	347,286

		2,021,510

	Personal and Household Products — 2.6%
10,975	McKesson Corp.	581,675

	Photography — 2.9%
18,400	Fuji Photo Film Company Ltd. ADR	637,928

	Retail - Catalog and Mail Order — 0.8%
3,000	CDW Corp.	168,000

	Scientific and Technical Instruments — 0.9%
7,300	Applera Corp. - Applied Biosystems Group	206,882

	Semiconductors — 29.7%
7,350	Advanced Micro Devices, Inc.*	307,671
13,075	Analog Devices, Inc.	519,993
44,250	Applied Materials, Inc.	842,962
22,500	Flextronics International Ltd.*	235,350
9,642	Freescale Semiconductor, Inc., Class B*	243,461
27,000	Infineon Technologies AG ADR*	254,610
43,100	Intel Corp.	916,736
6,875	KLA-Tencor Corp.	357,363
6,200	Kyocera Corp. ADR	548,080
1,650	Lam Research Corp.*	76,610
21,550	Micron Technology, Inc.*	316,354
4,275	National Semiconductor Corp.	120,598
5,200	Novellus Systems, Inc.*	147,420
30,200	STMicroelectronics N.V. NYS	556,586
25,300	Texas Instruments, Inc.	739,518
12,100	Xilinx, Inc.	340,736

		6,524,048

	Software and Programming — 2.9%
9,800	Check Point Software Technologies Ltd.*	212,072
23,400	Compuware Corp.*	192,816
8,000	Microsoft Corp.	225,200

		630,088

	Total Common Stocks (Cost $18,277,428)	20,118,523

	EXCHANGE TRADED FUNDS — 3.1%
9,400	PowerShares Dynamic Biotechnology & Genome Portfolio*	172,020
9,500	streetTRACKS® Morgan Stanley Technology Index Fund	511,385

	Total Exchange Traded Funds (Cost $678,587)	683,405

PAR

	REPURCHASE AGREEMENTS — 7.4%
$1,636,000	With Mizuho Securities, Inc. dated 1/31/06 at 4.34% to be repurchased at $1,636,197 on 2/1/06, collateralized by U.S. Treasury Bonds, interest rates ranging from 7.25% to 7.5%, maturities ranging from 5/15/16 to 11/15/16, total value $1,668,472 (Cost $1,636,000)	1,636,000

	Total Investments — 101.7% (Cost $20,592,015)	22,437,928
	Liabilities Less Other Assets — (1.7%)	(377,875)

	Net Assets — 100.0%	$22,060,053

*	Non-income producing security
ADR	American Depository Receipts
NYS	New York Shares

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Small Cap Fund
Portfolio of Investments
January 31, 2006
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 100.0%
	Beverages — 0.9%
159,431	Coca-Cola Bottling Co. Consolidated	$7,166,423

	Biotechnology and Drugs — 1.0%
686,700	Bradley Pharmaceuticals, Inc.*	8,054,991

	Casinos and Gaming — 30.6%
1,600,000	Alliance Gaming Corp.*	24,336,000
49,882	Florida Gaming Corp.*	966,464
20,000	International Game Technology	715,600
212,300	Isle of Capri Casinos, Inc.*	6,039,935
992,000	Monarch Casino & Resort, Inc.*	26,813,760	†
4,100,000	Penn National Gaming, Inc.*	131,609,999
1,471,407	Pinnacle Entertainment, Inc.*	42,405,950
157,500	Shuffle Master, Inc.*	4,000,500
250,000	Station Casinos, Inc.	16,712,500
22,101	The Sands Regent*	237,696

		253,838,404

	Communication Services — 15.3%
4,107,256	American Tower Corp., Class A*	127,078,501

	Construction - Supplies and Fixtures — 5.2%
730,850	American Woodmark Corp.	22,839,063
514,600	Simpson Manufacturing Company, Inc.	19,909,874

		42,748,937

	Construction Services — 5.0%
566,666	D.R. Horton, Inc.	21,147,975
600,000	Toll Brothers, Inc.*	20,400,000

		41,547,975

	Consumer Financial Services — 3.1%
873,000	AmeriCredit Corp.*	25,107,480
28,200	White River Capital, Inc.*	419,475

		25,526,955

	Electric Utilities — 2.6%
1,240,100	The AES Corp.*	21,131,304

	Insurance - Miscellaneous — 2.0%
50,000	Brown & Brown, Inc.	1,436,500
393,500	Hilb Rogal and Hobbs Co.	15,299,280

		16,735,780

	Insurance - Property and Casualty — 14.2%
80	Berkshire Hathaway, Inc., Class B*	234,560
58,000	Fairfax Financial Holdings Ltd.	8,737,700
61,000	Investors Title Co.	2,919,765
250,000	LandAmerica Financial Group, Inc.	16,495,000
255,400	Markel Corp.*	85,303,600
75,000	ProAssurance Corp.*	3,839,250

		117,529,875

	Office Equipment — 2.3%
542,700	Global Imaging Systems, Inc.*	19,189,872

	Oil and Gas Operations — 2.7%
361,719	MarkWest Hydrocarbon, Inc.	8,681,256
211,800	Penn Virginia Corp.	13,855,956

		22,537,212

	Real Estate Operations — 0.4%
116,900	W.P. Carey & Co. LLC	3,095,512

	Recreational Activities — 0.9%
603,800	Dover Motorsports, Inc.	3,707,332
61,650	Equus Gaming Company L.P.*	24,968
60,000	International Speedway Corp., Class A	2,835,000
19,000	International Speedway Corp., Class B	893,000

		7,460,300

	Retail - Specialty — 12.4%
3,272,135	99 Cents Only Stores*	34,161,089
225,000	Advance Auto Parts, Inc.*	9,803,250
107,900	Big 5 Sporting Goods Corp.	2,328,482
1,500,000	CarMax, Inc.*	44,835,000
356,508	O’Reilly Automotive, Inc.*	11,700,593

		102,828,414

	Software and Programming — 0.2%
32,000	MICROS Systems, Inc.*	1,476,800

	Transportation Services — 1.2%
464,997	Dynamex, Inc.*	9,523,139

	Total Common Stocks (Cost $516,572,470)	827,470,394

	PREFERRED STOCK — 0.6%
	Insurance - Life — 0.6%
200,000	ING Groep N.V., 6.125%* (Cost $5,000,000)	4,952,000

	Total Investments — 100.6% (Cost $521,572,470)	832,422,394
	Liabilities Less Other Assets — (0.6%)	(5,016,437)

	Net Assets — 100.0%	$827,405,957

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classification.

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Small Cap Financial Fund
Portfolio of Investments
January 31, 2006
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 95.7%
	Banks - Commercial — 4.3%
35,000	Beach First National Bancshares, Inc.*	$866,250
25,594	Preferred Bank	1,205,477
258,000	Provident Financial Services, Inc.	4,721,400
284,157	Taylor Capital Group, Inc.	11,013,926

		17,807,053

	Banks - Regional — 2.8%
702,895	Bank Mutual Corp.	7,851,337
40,510	Intervest Bancshares Corp.*	1,168,714
72,000	NewAlliance Bancshares, Inc.	1,048,320
90,118	Partners Trust Financial Group, Inc.	1,063,392
4,900	Southwest Bancorp, Inc.	109,221
17,700	Western Alliance Bancorp.*	559,320

		11,800,304

	Consumer Financial Services — 3.3%
61,569	Advanta Corp., Class B	2,130,903
148,000	AmeriCredit Corp.*	4,256,480
232,800	ASTA Funding, Inc.	7,139,976

		13,527,359

	Insurance - Life — 0.8%
67,000	StanCorp Financial Group, Inc.	3,333,250

	REITs - Mortgage — 2.6%
35,000	Annaly Mortgage Management, Inc.	435,050
230,000	Anworth Mortgage Asset Corp.	1,890,600
70,000	Bimini Mortgage Management, Inc., Class A	660,100
155,600	Luminent Mortgage Capital, Inc.	1,294,592
315,000	MFA Mortgage Investments, Inc.	2,041,200
167,000	Thornburg Mortgage, Inc.	4,280,210

		10,601,752

	Savings and Loans - Savings Banks - Central — 4.3%
137,200	Capitol Federal Financial	4,404,120
105,000	Flagstar Bancorp, Inc.	1,593,900
119,698	HMN Financial, Inc.	3,830,336
184,679	MAF Bancorp, Inc.	7,939,350

		17,767,706

	Savings and Loans - Savings Banks - East — 24.0%
200,457	Bancorp Rhode Island, Inc.	6,915,767
67,754	Brookline Bancorp, Inc.	1,015,632
566,497	Dime Community Bancshares, Inc.	8,378,491
162,461	Flushing Financial Corp.	2,607,499
35,740	Harleysville Savings Financial Corp.	637,244
101,908	Hingham Institution for Savings	3,948,935	†
2,393,156	Hudson City Bancorp, Inc.	29,722,997
66,964	Independence Community Bank Corp.	2,677,890
117,437	MASSBANK Corp.	3,816,703
35,020	New York Community Bancorp, Inc.	597,441
271,675	Parkvale Financial Corp.	7,579,733
123,501	PennFed Financial Services, Inc.	2,272,418
163,250	People’s Bank	5,010,143
332,000	Sovereign Bancorp, Inc.	7,237,600
89,987	TF Financial Corp.	2,580,377
92,677	WSFS Financial Corp.	5,852,553
233,418	Yardville National Bancorp	8,414,719

		99,266,142

	Savings and Loans - Savings Banks - South — 10.0%
965,163	BankUnited Financial Corp., Class A	27,121,081
767,140	Franklin Bank Corp.*	13,240,836
44,711	Greenville First Bancshares, Inc.*	1,079,547

		41,441,464

	Savings and Loans - Savings Banks - West — 43.6%
391,872	Banner Corp.	12,614,360
67,000	Beverly Hills Bancorp, Inc.	713,550
987,000	Commercial Capital Bancorp, Inc.	15,407,070
363,900	Downey Financial Corp.	23,828,172
26,564	First PacTrust Bancorp, Inc.	729,979
530,000	FirstFed Financial Corp.*	33,230,999
77,935	Harrington West Financial Group, Inc.	1,246,960
306,910	ITLA Capital Corp.*	14,302,006	†
259,668	Pacific Premier Bancorp, Inc.*	3,141,983
449,900	PFF Bancorp, Inc.	14,239,335
796,500	Sterling Financial Corp.	22,317,930
1,179,734	Washington Federal, Inc.	28,478,778
154,100	Westcorp	10,662,179

		180,913,301

	Total Common Stocks (Cost $292,457,318)	396,458,331

PAR

	REPURCHASE AGREEMENTS — 3.7%
$15,325,000	With Mizuho Securities, Inc. dated 1/31/06 at 4.34% to be repurchased at $15,326,848 on 2/1/06, collateralized by U.S. Treasury Bonds, interest rates ranging from 7.25% to 7.5%, maturities ranging from 5/15/16 to 11/15/16, total value $15,629,180 (Cost $15,325,000)	15,325,000

	Total Investments — 99.4% (Cost $307,782,318)	411,783,331

	Other Assets Less Liabilities — 0.6%	2,676,663

	Net Assets — 100.0%	$414,459,994

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Small Cap Technology Fund
Portfolio of Investments
January 31, 2006
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 93.6%
	Biotechnology and Drugs — 2.3%
2,000	Andrx Corp.*	$35,100
450	Biosite, Inc.*	22,464
500	Geron Corp.*	3,835

		61,399

	Chemical Manufacturing — 1.3%
1,000	Cabot Microelectronics Corp.*	33,210

	Communications Equipment — 8.5%
3,600	Andrew Corp.*	46,692
3,100	Arris Group, Inc.*	36,456
3,600	Foundry Networks, Inc.*	54,108
1,800	NETGEAR, Inc.*	32,616
1,500	Polycom, Inc.*	29,070
2,000	Tellabs, Inc.*	25,580

		224,522

	Computer Hardware and Services — 9.7%
1,100	GSI Commerce, Inc.*	18,557
900	InfoSpace, Inc.*	21,249
3,700	Ingram Micro, Inc., Class A*	71,595
1,250	Palm, Inc.*	49,350
3,200	Perot Systems Corp., Class A*	48,224
450	SINA Corp.*	10,472
900	Tech Data Corp.*	37,107

		256,554

	Computer Networks — 3.5%
1,500	Convergys Corp.*	25,800
400	F5 Networks, Inc.*	25,880
1,100	Intergraph Corp.*	42,031

		93,711

	Computer Peripherals — 1.6%
3,350	Symbol Technologies, Inc.	41,373

	Computer Storage Devices — 4.6%
1,200	Hutchinson Technology, Inc.*	33,216
1,000	Imation Corp.	45,330
450	Komag, Inc.*	21,177
1,000	Western Digital Corp.*	21,860

		121,583

	Electronic Instruments and Controls — 5.9%
600	Benchmark Electronics, Inc.*	21,918
2,500	Ixia*	31,500
700	Park Electrochemical Corp.	19,796
350	Plexus Corp.*	9,909
4,600	Vishay Intertechnology, Inc.*	72,818

		155,941

	Medical Equipment and Supplies — 6.9%
500	Arrow International, Inc.	16,000
900	Haemonetics Corp.*	46,800
500	Kensey Nash Corp.*	12,205
1,050	Kyphon, Inc.*	43,649
3,200	Merit Medical Systems, Inc.*	45,152
850	Wright Medical Group, Inc.*	18,972

		182,778

	Office Equipment — 2.5%
1,700	Diebold, Inc.	66,487

	Scientific and Technical Instruments — 2.3%
1,000	Coherent, Inc.*	30,960
300	Gen-Probe, Inc.*	15,129
400	Varian, Inc.*	15,348

		61,437

	Semiconductors — 28.0%
698	Actel Corp.*	10,596
275	ADE Corp.*	8,946
12,100	Atmel Corp.*	47,794
700	ATMI, Inc.*	23,520
3,000	Axcelis Technologies, Inc.*	18,960
1,875	Brooks Automation, Inc.*	31,613
2,050	Cirrus Logic, Inc.*	17,364
1,400	Cree, Inc.*	36,582
600	Cymer, Inc.*	27,084
896	Diodes, Inc.*	33,188
3,305	Entegris, Inc.*	34,703
1,100	Exar Corp.*	14,817
800	FormFactor, Inc.*	23,856
800	Genesis Microchip, Inc.*	14,720
3,000	Integrated Silicon Solution, Inc.*	19,770
1,600	International Rectifier Corp.*	58,191
500	MEMC Electronic Materials, Inc.*	14,290
1,000	MKS Instruments, Inc.*	21,750
2,850	Novellus Systems, Inc.*	80,797
750	Photronics, Inc.*	13,530
700	Power Integrations, Inc.*	18,543
1,200	QLogic Corp.*	47,604
1,200	Semtech Corp.*	23,136
300	Standard Microsystems Corp.*	10,332
2,000	Teradyne, Inc.*	34,840
1,000	Varian Semiconductor Equipment Associates, Inc.*	49,529

		736,055

	Software and Programming — 16.5%
1,200	BEA Systems, Inc.*	12,444
9,300	Compuware Corp.*	76,631
1,350	FileNet Corp.*	37,881
450	Hyperion Solutions Corp.*	15,485
900	Informatica Corp.*	13,248
450	Internet Security Systems, Inc.*	9,594
1,200	JDA Software Group, Inc.*	18,396
2,500	Lawson Software, Inc.*	18,400
800	MRO Software, Inc.*	12,272
8,700	Novell, Inc.*	84,737
900	Progress Software Corp.*	25,884
1,750	RSA Security, Inc.*	26,898
5,400	TIBCO Software, Inc.*	43,146
800	Verint Systems, Inc.*	29,000
750	Vignette Corp.*	12,705

		436,721

	Total Common Stocks (Cost $2,255,279)	2,471,771

PAR

	REPURCHASE AGREEMENTS — 6.3%
$166,000	With Mizuho Securities, Inc. dated 1/31/06 at 4.34% to be repurchased at $166,020 on 2/1/06, collateralized by U.S. Treasury Bonds, interest rates ranging from 7.25% to 7.5%, maturities ranging from 5/15/16 to 11/15/16, total value $169,295 (Cost $166,000)	166,000

	Total Investments — 99.9% (Cost $2,421,279)	2,637,771
	Other Assets Less Liabilities — 0.1%	2,087

	Net Assets — 100.0%	$2,639,858

*	Non-income producing security

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Gas Utility Index Fund
Portfolio of Investments
January 31, 2006
(unaudited)

			PERCENT OF
SHARES		VALUE	NET ASSETS

	COMMON STOCKS — 98.28%
272,826	National Grid PLC ADR	$14,077,821	4.94%
375,840	E.ON AG ADR	14,030,106	4.93
491,065	Duke Energy Corp.	13,921,692	4.89
436,810	Enbridge, Inc.	13,868,717	4.87
443,300	TransCanada Corp.	13,853,124	4.87
949,300	El Paso Corp.	12,777,577	4.49
512,900	The Williams Companies, Inc.	12,227,535	4.29
326,200	KeySpan Corp.	11,717,103	4.11
150,800	Dominion Resources, Inc.	11,389,923	4.00
269,425	PG&E Corp.	10,052,247	3.53
115,525	Questar Corp.	9,412,977	3.31
128,500	Public Service Enterprise Group, Inc.	8,946,170	3.14
427,350	NiSource, Inc.	8,773,496	3.08
303,357	Southern Union Co.*	7,644,596	2.68
171,350	AGL Resources, Inc.	6,130,903	2.15
221,050	Atmos Energy Corp.	5,809,194	2.04
93,725	Exelon Corp.	5,381,690	1.89
108,575	Consolidated Edison, Inc.	5,104,111	1.79
208,200	Piedmont Natural Gas Company, Inc.	5,048,850	1.77
129,450	Equitable Resources, Inc.	4,776,705	1.68
115,750	Nicor, Inc.	4,734,175	1.66
140,200	National Fuel Gas Co.	4,612,580	1.62
128,700	WGL Holdings, Inc.	4,012,866	1.41
137,800	ONEOK, Inc.	3,894,228	1.37
302,000	CenterPoint Energy, Inc.	3,859,560	1.36
149,350	Energy East Corp.	3,711,348	1.30
128,805	Vectren Corp.	3,524,105	1.24
76,950	Cinergy Corp.	3,343,478	1.17
87,875	Peoples Energy Corp.	3,270,708	1.15
75,350	Southwestern Energy Co.*	3,250,599	1.14
73,825	DTE Energy Co.	3,115,415	1.09
79,325	Energen Corp.	3,095,262	1.09
106,750	Southwest Gas Corp.	2,951,638	1.04
76,800	Northwest Natural Gas Co.	2,733,312	0.96
56,300	New Jersey Resources Corp.	2,558,835	0.90
122,150	Xcel Energy, Inc.	2,372,153	0.83
63,000	MDU Resources Group, Inc.	2,280,600	0.80
49,925	Wisconsin Energy Corp.	2,072,387	0.73
34,950	Constellation Energy Group, Inc.	2,036,537	0.72
65,410	South Jersey Industries, Inc.	1,923,054	0.68
87,200	Puget Energy, Inc.	1,839,048	0.65
124,250	CMS Energy Corp.*	1,797,898	0.63
35,325	Ameren Corp.	1,793,097	0.63
54,850	The Laclede Group, Inc.	1,789,207	0.63
53,425	UGI Corp.	1,147,035	0.40
291,250	Aquila, Inc.*	1,063,063	0.37
31,102	NorthWestern Corp.	974,737	0.34
31,175	Alliant Energy Corp.	924,651	0.32
29,700	NSTAR	853,578	0.30
14,880	WPS Resources Corp.	834,470	0.29
41,050	Northeast Utilities	816,074	0.29
45,575	TECO Energy, Inc.	778,421	0.27
23,450	PPL Corp.	706,549	0.25
23,424	EnergySouth, Inc.	700,143	0.25
32,100	Cascade Natural Gas Corp.	646,494	0.23
22,975	PNM Resources, Inc.	564,496	0.20
97,725	SEMCO Energy, Inc.*	553,124	0.19
27,675	Avista Corp.	528,869	0.19
13,594	MGE Energy, Inc.	469,129	0.16
9,950	CH Energy Group, Inc.	466,655	0.16
13,765	Chesapeake Utilities Corp.	434,286	0.15
17,216	Pepco Holdings, Inc.	396,140	0.14
5,300	Entergy Corp.	368,403	0.13
9,845	Delta Natural Gas Company, Inc.	249,571	0.09
17,525	Sierra Pacific Resources*	231,330	0.08
6,805	UniSource Energy Corp.	210,479	0.07
5,525	RGC Resources, Inc.	140,777	0.05
3,000	Cheniere Energy, Inc.*	116,640	0.04
2,175	Black Hills Corp.	77,430	0.03
6,891	Energy West, Inc.	65,396	0.02
1,200	ALLETE, Inc.	53,148	0.02

	Total Common Stocks (Cost $153,762,071)	279,887,715	98.28

PAR

	REPURCHASE AGREEMENTS — 1.01%
$2,864,000	With Mizuho Securities, Inc. dated 1/31/06 at 4.34% to be repurchased at $2,864,345 on 2/1/06, collateralized by U.S. Treasury Bonds, interest rates ranging from 7.25% to 7.5%, maturities ranging from 5/15/16 to 11/15/16, total value $2,920,846 (Cost $2,864,000)	2,864,000	1.01

	Total Investments (Cost $156,626,071)	282,751,715	99.29
	Other Assets Less Liabilities	2,021,287	0.71

	Net Assets	$284,773,002	100.00%

*	Non-income producing security
ADR	American Depository Receipts

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Fund for Government Investors
Portfolio of Investments
January 31, 2006
(unaudited)

				MATURITY
PAR		RATE		DATE	VALUE

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 97.9%
$17,572,000	Fannie Mae	5.5%		2/15/06	$17,580,099
2,182,000	Fannie Mae	2.125		4/15/06	2,171,200
7,323,000	Fannie Mae	3.15		6/30/06	7,281,452
10,000,000	Fannie Mae Discount Note	4.33	*	4/5/06	9,924,225
15,000,000	Fannie Mae Discount Note	4.39	*	4/19/06	14,859,154
4,360,000	Federal Home Loan Bank	2.46		5/10/06	4,337,015
10,000,000	Federal Home Loan Bank	4.5		6/16/06	10,000,000
9,740,000	Federal Home Loan Bank Bond	3.625		5/4/06	9,720,836
5,570,000	Federal Home Loan Bank Bond	1.875		6/15/06	5,523,059
30,000,000	Federal Home Loan Bank Discount Note	4.355	*	2/24/06	29,916,529
15,000,000	Federal Home Loan Bank Discount Note	4.33	*	3/22/06	14,911,596
8,000,000	Federal Home Loan Bank Step Note	4.0	^	2/23/06	8,000,000
13,150,000	Federal Home Loan Bank Step Note	4.0	^	2/24/06	13,150,000
10,000,000	Federal Home Loan Bank Step Note	4.0	^	2/9/06	9,999,935
25,000,000	Federal Home Loan Bank Step Note	4.0	^	3/14/06	25,000,000
1,000,000	Federal Home Loan Bank Step Note	4.0	^	3/23/06	999,771
6,000,000	Federal Home Loan Bank Step Note	4.25	^	4/13/06	6,000,000
5,000,000	Freddie Mac	1.875		2/15/06	4,995,923
5,000,000	Freddie Mac	2.375		4/15/06	4,978,515
8,000,000	Freddie Mac	2.27		4/28/06	7,962,190
2,000,000	Freddie Mac	3.0		5/26/06	1,990,998
20,000,000	Freddie Mac Discount Note	4.43	*	4/28/06	19,788,345

	Total Investments — 97.9% (Amortized Cost $229,090,840)†				229,090,842
	Other Assets Less Liabilities — 2.1%				5,031,426

	Net Assets — 100.0%				$234,122,268

*	Interest rates for the discount notes represent the yield to maturity at the date of purchase.
^	Stepped coupon is a security with a predetermined schedule of interest or dividend rate changes. The maturity date shown is the next reset date or maturity date, whichever is shorter.
†	Same cost is used for federal income tax purposes.

Weighted Average Maturity of Portfolio: 59 Days

See Accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Maryland Tax-Free Portfolio
Portfolio of Investments
January 31, 2006
(unaudited)

				MATURITY
PAR		RATE		DATE		VALUE	RATING [1]

$ 95,000	Anne Arundel County GO	4.125%		3/1/19		$95,548	AA+
1,230,000	Anne Arundel County PCR Baltimore Gas and Electric Co. Project	6.0		4/1/24		1,257,281	BBB+
500,000	Anne Arundel County Solid Waste Project GO	5.5		9/1/15		510,645	AA+
335,000	Baltimore County GO	5.0		6/1/19		358,453	AAA
500,000	Baltimore, MD GO, Series C	5.5		10/15/15		568,830	AAA
400,000	Baltimore, MD Port Facility Revenue	6.5		12/1/10		423,996	A
260,000	Baltimore, MD Public Improvement GO, Series A	5.0		10/15/16		284,219	AAA
1,000,000	Baltimore, MD Public Improvement, Series A	5.5		10/15/06	[2]	1,035,660	AAA
100,000	Baltimore, MD School Board Commissioners, Series A	5.0		5/1/18		107,008	AA+
500,000	Baltimore, MD Wastewater Project, Series A	6.0		7/1/15		581,175	AAA
500,000	Baltimore, MD Wastewater Project, Series A	5.125		7/1/42		519,475	AAA
300,000	Frederick County Public Facilities GO	5.25		7/1/09	[2]	320,799	AAA
500,000	Howard County Housing Opportunity MFH Development	4.9		7/1/24		505,905	Baa1 *
500,000	Howard County Public Improvement GO	5.5		2/15/08	[2]	526,235	AAA
	Maryland State Community Development Administration Department of Housing and Community Development
275,000	Infrastructure Series A	5.0		6/1/21		289,613	Aaa *
115,000	MFH Insured Mortgage Loan, Series A	5.3		5/15/22		119,278	Aa2 *
250,000	MFH Insured Mortgage Loan, Series B	5.5		5/15/21		250,000	Aa2 *
250,000	Residential Series B	5.375		9/1/22		255,422	Aa2 *
220,000	Residential Series E	5.7		9/1/17		227,399	Aa2 *
155,000	Series A	4.85		7/1/24		155,397	Aa2 *
500,000	SFH Series 2	5.0		4/1/17		507,690	Aa2 *
	Maryland State Economic Development Corp.
750,000	Department of Transportation Headquarters	5.375		6/1/19		822,787	AA+
500,000	Morgan State University, Series A	6.0		7/1/22		526,250	Baa3 *
350,000	University of Maryland, Series A	5.75		10/1/33		354,291	Ba2 *
	Maryland State Health and Higher Education Facilities Authority
400,000	Board of Child Care	4.75		7/1/14		414,060	A
500,000	Frederick Memorial Hospital	5.25		7/1/13		540,060	AAA
500,000	Good Samaritan Hospital	5.7		7/1/09		527,325	NR
250,000	Greater Baltimore Medical Center	5.0		7/1/20		256,537	A+
250,000	Hebrew Home of Greater Washington	5.6		1/1/20		261,747	BBB+
1,000,000	Hebrew Home of Greater Washington	5.8		1/1/32		1,055,100	BBB+
1,030,000	Helix Health	5.0		7/1/27		1,102,296	AAA
900,000	Johns Hopkins	5.0		5/15/26		923,868	AA-
500,000	Johns Hopkins	5.125		11/15/34		521,630	AA-
1,000,000	Johns Hopkins	6.0		7/1/09	[2]	1,093,310	AA
250,000	Kennedy Krieger Issue	4.875		7/1/18		253,482	Baa2 *
500,000	Kennedy Krieger Issue	5.5		7/1/33		519,690	Baa2 *
1,205,000	Loyola College	5.5		10/1/16		1,245,801	AAA
250,000	MedStar Health	4.375		8/15/13		251,192	BBB+
250,000	MedStar Health	5.5		8/15/33		258,240	BBB+
250,000	Peninsula Regional Medical Center	5.0		7/1/36		256,315	A
500,000	Sheppard Pratt, Series A	5.25		7/1/35		516,075	A-
500,000	Suburban Hospital, Series A	5.5		7/1/16		544,900	A
	Maryland State Industrial Development Financing Authority Economic Revenue
5,000	Series 1-11	7.125		7/1/06		5,010	A-
1,000,000	Our Lady of Good Counsel School, Series A	6.0		5/1/35		1,038,690	NR
	Maryland State Stadium Authority Lease Revenue
1,000,000	Convention Center Expansion	5.875		12/15/13		1,011,350	AAA
500,000	Ocean City Convention Center	5.375		12/15/15		506,050	AA+
500,000	Sports Facilities	5.55		3/1/13		505,835	AAA
	Maryland State Transportation Authority
500,000	BWI Airport	5.25		3/1/12		534,520	AAA
250,000	BWI Airport	5.25		3/1/14		266,995	AAA
600,000	Montgomery County Economic Development Trinity Health Group	5.125		12/1/22		624,930	AA-
475,000	Montgomery County GO, Series A	5.0		5/1/09	[2]	502,997	AAA
500,000	Montgomery County GO, Series A	5.0		5/1/09	[2]	529,470	AAA
300,000	Morgan State University Academic Revenue, Series A	5.0		7/1/20		318,474	AAA
	Northeast Maryland Waste Disposal Authority Revenue
250,000	Harford County Resource Recovery Revenue	5.25		3/15/14		261,845	AAA
250,000	Montgomery County Resource Recovery Revenue	6.0		7/1/06		252,288	A2 *
100,000	Prince George’s County Construction Public Improvement	5.5		10/1/09	[2]	108,087	AAA
1,000,000	Prince George’s County GO, Series A	5.25		3/15/07	[2]	1,031,700	AAA
1,250,000	Prince George’s County PCR Potomac Electric Project	5.75		3/15/10		1,353,413	A-
25,000	Prince George’s County SFH Mortgage Revenue FHLMC/FNMA/GNMA Collateral, Series A	5.55		12/1/33		25,838	AAA
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B	5.0		7/1/41		252,608	BBB+
500,000	Puerto Rico Commonwealth Public Improvement, Series A	5.5		7/1/18		557,730	BBB
150,000	Puerto Rico Electric Power Authority, Capital Appreciation	0.0	[3]	7/1/17		89,060	A-
330,000	Puerto Rico Electric Power Authority Revenue	5.0		7/1/19		362,901	AAA
315,000	Puerto Rico Public Buildings Authority Revenue Government Facilities, Series G	5.25		7/1/13		337,063	BBB
500,000	Puerto Rico Public Finance Corporation, Series A	5.0		8/1/11	[2]	536,935	AAA
	University of Maryland System Auxiliary Facility and Tuition Revenue
750,000	Series A	5.6		4/1/06	[2]	760,395	AA
250,000	Series A	5.125		4/1/07	[2]	257,783	AA
265,000	Series A	5.0		4/1/08	[2]	274,087	AA
500,000	Washington D.C. Metropolitan Area Transit Authority Revenue	6.0		7/1/10		554,115	AAA
1,000,000	Washington Suburban Sanitation District GO	5.0		6/1/09	[2]	1,051,180	AAA

	Total Investments — 99.7% (Cost $33,546,920)					35,056,333
	Other Assets Less Liabilities — 0.3%					100,641

	Net Assets — 100.0%					$35,156,974

[1]	All ratings are Standard & Poor’s Rating Service (“Standard & Poor’s”), except for those which are identified by an asterick (*), are rated by Moody’s Investors Services (“Moody’s”).
[2]	Date represents pre-refunded date.
[3]	Zero Coupon Bond
GO	General Obligation
MFH	Multi-Family Housing
NR	Not Rated
PCR	Pollution Control Revenue
SFH	Single Family Housing

See Accompanying Notes to Portfolios of Investments

The FBR Funds
 FBR Virginia Tax-Free Portfolio
Portfolio of Investments
January 31, 2006
(unaudited)

			MATURITY
PAR		RATE	DATE		VALUE	RATING[1]

$ 650,000	Albermarle County, VA IDA Martha Jefferson Hospital	5.25%	10/1/15		$696,358	A2*
500,000	Alexandria, VA Construction Public Improvement	5.75	6/15/10	[2]	550,960	AAA
250,000	Alexandria, VA IDA Educational Facilities Episcopal High School	5.0	1/1/29		258,712	A1*
115,000	Alexandria, VA Redevelopment and Housing Authority	5.5	1/1/29		116,302	A
350,000	Arlington County GO	5.25	2/1/12	[2]	379,711	AAA
350,000	Arlington County IDA MFH Arna Valley View Apartments	4.85	6/1/12		364,483	Aaa*
500,000	Arlington County IDA MFH Colonial Village Apartments	5.15	11/1/31		517,380	AAA
50,000	Chesterfield County IDA Lease Revenue	4.75	11/01/16		51,915	AA+
200,000	Chesterfield County IDA PCR	5.875	6/1/17		218,504	BBB
650,000	Fairfax County IDA Revenue Inova Health System Hospitals	5.25	8/15/19		698,197	AA+
230,000	Fairfax County IDA Revenue Inova Health System Hospitals	5.0	8/15/23		243,552	AA+
100,000	Fairfax County IDA Revenue Inova Health System Project	5.0	8/15/13		107,932	AAA
770,000	Fairfax County Water Authority Revenue	5.8	1/1/16		843,951	AAA
140,000	Fairfax County Water Authority Revenue	5.0	4/1/16		145,396	AAA
100,000	Fairfax County Water Authority Revenue	5.0	4/1/21		110,799	AAA
630,000	Fairfax County Water Authority Revenue	6.0	4/1/22		660,429	AAA
705,000	Frederick County IDA Lease Revenue Government Complex Facilities	5.0	12/1/14		770,121	Aaa*
250,000	Fredericksburg, VA IDA Student Housing Revenue Mary Washington College Apartments Project	5.35	4/1/29		253,527	Baa2*
350,000	Halifax County IDA Hospital Revenue Halifax Regional Hospital, Inc.	5.0	9/1/11		369,481	A
1,000,000	Hanover County GO	5.4	7/15/16		1,029,120	AA
250,000	Henrico County, VA Economic Development Authority Revenue Bon Secours Health Systems, Inc.	5.6	11/15/30		261,737	A-
120,000	Henrico County, VA IDA Revenue Educational Facilities-Collegiate Schools	5.1	10/15/29		123,935	A-
500,000	Loudoun County GO, Series B	5.25	12/1/14		556,690	AAA
245,000	Metropolitan Washington DC Airport Authority System, Series D	5.375	10/1/18		260,682	AAA
335,000	Metropolitan Washington DC Airport Authority System, Series D	5.375	10/1/19		356,443	AAA
500,000	Montgomery County IDA, Series C	5.125	1/15/19		527,840	AAA
500,000	Newport News, VA GO	5.0	3/1/18		522,240	AA
500,000	Norfolk, VA Water Revenue	5.75	11/1/12		512,905	AAA
500,000	Norfolk, VA Water Revenue	5.875	11/1/15		512,995	AAA
500,000	Prince William County Service Authority Water and Sewer System Revenue	5.5	7/1/09	[2]	538,660	AAA
215,000	Puerto Rico Commonwealth GO, Public Improvement, Series A	5.0	7/1/33		216,978	BBB
250,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series W	5.5	7/1/13		273,837	BBB+
1,000,000	Puerto Rico Public Buildings Authority Revenue Government Facilities, Series G	5.25	7/1/13		1,070,040	BBB
250,000	Puerto Rico Public Finance Corporation Commonwealth, Series A	5.0	8/1/11	[2]	268,467	AAA
200,000	Richmond, VA Metropolitan Authority Expressway Revenue	5.25	7/15/17		224,346	AAA
1,000,000	Richmond, VA Public Utilities Revenue, Series A	5.25	1/15/18		1,044,350	AA-
500,000	Richmond, VA Refunding and Improvement GO, Series A	5.125	1/15/10	[2]	535,420	AAA
300,000	Roanoke, VA GO Public Improvement, Series B	5.0	10/1/11		319,740	AAA
1,000,000	Southeastern Public Servicing Authority, Series B	5.0	7/1/15		1,092,510	AAA
580,000	Suffolk, VA Redevelopment and Housing Authority MFH Village Apartments, Series A	5.6	2/1/33		608,345	AAA
575,000	Upper Occoquan Sewage Authority Revenue, Series A	5.15	7/1/20		643,517	AAA
100,000	Virginia Beach, VA Development Authority Lease Revenue Social Services Facility	5.0	12/1/17		106,738	AAA
50,000	Virginia Beach, VA Development Authority Revenue General Hospital Project	5.125	2/15/18		54,979	AAA
500,000	Virginia Beach, VA Development Authority Revenue Residential Care Facility	5.375	11/1/32		504,675	NR
50,000	Virginia Beach, VA Development Authority Revenue Town Center Project Phase I, Series A	4.25	8/1/13		51,604	AA
575,000	Virginia Beach, VA Public Improvement GO	5.0	8/1/08	[2]	603,664	AA+
250,000	Virginia Beach, VA Public Improvement GO, Series B	5.0	5/1/20		274,510	AA+
250,000	Virginia Commonwealth Transportation Board Revenue U.S. Route 58 Corridor Development	5.5	5/15/09	[2]	268,728	AA+
	Virginia Housing Development Authority Revenue Rental Housing
100,000	Series L	5.35	2/1/09		103,460	AAA
80,000	Series H	5.25	11/1/10		82,877	AAA
500,000	Series N	5.125	1/1/15		522,905	AAA
300,000	Virginia MFH Development Authority, Series G	5.0	11/1/13		311,214	AA+
100,000	Virginia Port Authority Commonwealth Revenue	5.9	7/1/06	[2]	102,055	AA+
350,000	Virginia Public School Authority Revenue, Series A	5.0	8/1/08	[2]	367,448	AA+
750,000	Virginia State GO	5.25	6/1/09	[2]	794,243	AAA
350,000	Winchester, VA Public Improvement	5.625	6/1/10	[2]	383,656	AA

	Total Investments — 98.2% (Cost $22,386,849)				23,391,263
	Other Assets Less Liabilities — 1.8%				433,660

	Net Assets — 100.0%				$23,824,923

[1]	All ratings are by Standard & Poor’s, except for those which are identified by an asterick (*), are rated by Moody’s.
[2]	Date represents pre-refunded date.
GO	General Obligation
IDA	Industrial Development Authority
MFH	Multi-Family Housing
NR	Not Rated
PCR	Pollution Control Revenue

See Accompanying Notes to Portfolios of Investments

The FBR Funds
Notes to Portfolios of Investments
January 31, 2006
(unaudited)

1. Accounting Policies

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. The securities of the Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio are valued on the basis of the mid-point of quoted bid and ask prices when market quotations are available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the “Board”). Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board, are valued at fair value in good faith by, or at the direction of, the Board. The Board will review the method of valuations on a current basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements — The Pegasus Fund, Large Cap Financial Fund, Large Cap Technology Fund, Small Cap Fund, Small Cap Financial Fund, Small Cap Technology Fund and Gas Utility Index Fund (collectively the “Equity Funds”) have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”). The financial institutions with whom each Equity Fund enters into repurchase agreements are banks and broker/dealers which FBR Fund Advisers, Inc. (the “Adviser”) considers creditworthy pursuant to criteria approved by the Trust’s Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Equity Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Other information regarding the Funds is available in the Funds’ most recent annual or semiannual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2. Investments in Affiliates

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended January 31, 2006, is noted below:

	Share Activity

	Balance			Balance	Realized		Value	Acquisition
Affiliate	10/31/2005	Purchases	Sales	1/31/2006	Gain	Dividends	1/31/2006	Cost

FBR Small Cap Financial Fund
Hingham Institution for Savings	101,908	—	—	101,908	$—	$40,763	$3,948,935	$2,154,822
ITLA Capital Corp	301,902	5,008	—	306,910	—	—	14,302,006	9,123,675
FBR Small Cap Fund
Monarch Casino & Resort, Inc.	992,000	—	—	992,000	—	—	26,813,760	4,511,967

3. Federal Tax Information

As of January 31, 2006, the Funds had the following federal tax cost resulting in unrealized appreciation as follows:

		Gross	Gross	Net
	Federal	Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Pegasus Fund	$3,672,191	$285,449	$(38,016)	$247,433
Large Cap Financial Fund	24,692,013	3,977,044	(366,352)	3,610,692
Large Cap Technology Fund	20,624,173	2,143,992	(330,237)	1,813,755
Small Cap Fund	521,572,470	332,966,543	(22,116,619)	310,849,924
Small Cap Financial Fund	308,044,164	111,640,560	(7,901,393)	103,739,167
Small Cap Technology Fund	2,425,790	249,782	(37,801)	211,981
Gas Utility Index Fund	168,719,906	121,123,886	(7,092,077)	114,031,809
Fund for Government Investors	229,090,840	—	—	—
Maryland Tax-Free Portfolio	33,546,920	1,536,194	(26,781)	1,509,413
Virginia Tax-Free Portfolio	22,386,849	1,019,384	(14,970)	1,004,414

4. Results of Special Shareholder Meeting

On February 24, 2006, a Special Meeting of Shareholders of the FBR Maryland Tax-Free Portfolio (FBR Maryland Fund) and FBR Virginia Tax-Free Portfolio (FBR Virginia Fund) was held to approve the following proposals. A majority of the shares voted at the meeting in favor of the proposals listed below and the results of the shareholder votes were as follows:

Proposal 1: To approve a proposed agreement and plan of reorganization pursuant to which MTB Maryland Municipal Bond Fund (MTB Maryland) would acquire all of the assets of the FBR Maryland Fund in exchange solely for Class A shares of MTB Maryland.

				Broker
	For	Against	Abstain	Non-Votes
Maryland Tax-Free Portfolio	1,175,147	333,581	105,157	—

Proposal 2: To approve a proposed agreement and plan of reorganization pursuant to which MTB Virginia Municipal Bond Fund (MTB Virginia) would acquire all of the assets of the FBR Virginia Fund in exchange solely for MTB Virginia’s assumption of the FBR Virginia Fund’s liabilities and Class A shares of MTB Virginia.

				Broker
	For	Against	Abstain	Non-Votes
Virginia Tax-Free Portfolio	927,436	56,214	4,944	—

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The FBR Funds

By (Signature and Title)*	/s/ Susan L. Silva	March 29, 2006

	Susan L. Silva	Date
Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	March 29, 2006

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Susan L. Silva	March 29, 2006

	Susan L. Silva	Date
Treasurer and Principal Financial Officer
The FBR Funds